FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 394	SFr 448
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	(18)	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(49)	(18)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(57)	(14)
Foreign currency translation impact, liabilities	(18)	(22)
Balance at end of period, liabilities	252	394
Customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(120)	(29)
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14	101
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	73
Sales, liabilities	(14)	(164)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	0	4
Balance at end of period, liabilities	0	14
Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,809	4,246
Transfers in, liabilities	1,784	1,007
Transfers out, liabilities	(1,381)	(2,703)
Purchases, liabilities	33	45
Sales, liabilities	(106)	(56)
Issuances, liabilities	844	1,135
Settlements, liabilities	(2,066)	(1,498)
Gain (loss) on transfers in/out included in trading revenues, liabilities	52	340
Gain (loss) on all other activity included in trading revenues, liabilities	(165)	138
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	77	155
Balance at end of period, liabilities	1,881	2,809
Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	224	653
Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,542	3,937
Transfers in, liabilities	1,651	838
Transfers out, liabilities	(1,353)	(2,553)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	844	1,135
Settlements, liabilities	(2,066)	(1,498)
Gain (loss) on transfers in/out included in trading revenues, liabilities	51	340
Gain (loss) on all other activity included in trading revenues, liabilities	(98)	201
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	69	142
Balance at end of period, liabilities	1,640	2,542
Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	216	644
Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,787	2,010
Transfers in, liabilities	615	562
Transfers out, liabilities	(1,027)	(1,498)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	476	581
Settlements, liabilities	(520)	(644)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(5)	353
Gain (loss) on all other activity included in trading revenues, liabilities	(273)	352
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	30	71
Balance at end of period, liabilities	1,083	1,787
Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(38)	712
Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	374
Transfers in, liabilities	991
Transfers out, liabilities	(201)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	176
Settlements, liabilities	(1,329)
Gain (loss) on transfers in/out included in trading revenues, liabilities	26
Gain (loss) on all other activity included in trading revenues, liabilities	172
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	33
Balance at end of period, liabilities	242	374
Trading liabilities | Derivative instruments | Credit derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	152
Trading liabilities | Derivative instruments | Other derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	298
Transfers in, liabilities	0
Transfers out, liabilities	(5)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	143
Settlements, liabilities	(174)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3
Gain (loss) on all other activity included in trading revenues, liabilities	(79)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	10
Balance at end of period, liabilities	196	298
Trading liabilities | Derivative instruments | Other derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(5)
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,032	701
Transfers in, liabilities	204	359
Transfers out, liabilities	(684)	(550)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	785	1,766
Settlements, liabilities	(815)	(1,363)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(75)	(35)
Gain (loss) on all other activity included in trading revenues, liabilities	(8)	128
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	14	26
Balance at end of period, liabilities	453	1,032
Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	9	72
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,676	7,268
Transfers in, liabilities	3,088	4,767
Transfers out, liabilities	(6,609)	(6,677)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	7,730	11,323
Settlements, liabilities	(5,575)	(6,863)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(557)	(38)
Gain (loss) on all other activity included in trading revenues, liabilities	(785)	(316)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(5)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(51)	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(350)	(50)
Foreign currency translation impact, liabilities	140	267
Balance at end of period, liabilities	6,707	9,676
Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(422)	(32)
Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,464	1,133
Transfers in, liabilities		1,802
Transfers out, liabilities		(1,979)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		2,052
Settlements, liabilities		(1,663)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(26)
Gain (loss) on all other activity included in trading revenues, liabilities		104
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		(1)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(1)
Foreign currency translation impact, liabilities		43
Balance at end of period, liabilities		1,464
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(2)
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,318	5,526
Transfers in, liabilities	2,502	2,965
Transfers out, liabilities	(4,930)	(4,314)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	6,589	7,540
Settlements, liabilities	(4,729)	(5,038)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(418)	11
Gain (loss) on all other activity included in trading revenues, liabilities	(737)	(528)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(49)	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(344)	(47)
Foreign currency translation impact, liabilities	105	202
Balance at end of period, liabilities	4,307	6,318
Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(487)	(312)
Long-term debt | Long-term debt - of which other debt instruments over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,854	165
Transfers in, liabilities	0	0
Transfers out, liabilities	0	(2)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	166	1,616
Settlements, liabilities	(279)	(36)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(38)	105
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	25	6
Balance at end of period, liabilities	1,728	1,854
Long-term debt | Long-term debt - of which other debt instruments over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	83	306
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	518	1,271
Transfers in, liabilities	126	21
Transfers out, liabilities	(305)	(556)
Purchases, liabilities	22	51
Sales, liabilities	(89)	(89)
Issuances, liabilities	110	116
Settlements, liabilities	(136)	(501)
Gain (loss) on transfers in/out included in trading revenues, liabilities	82	10
Gain (loss) on all other activity included in trading revenues, liabilities	(90)	(28)
Gain (loss) on transfers in/out included in other revenues, liabilities	(46)	113
Gain (loss) on all other activity included in other revenues, liabilities	1	66
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	10	44
Balance at end of period, liabilities	203	518
Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	11	26
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,443	14,035
Transfers in, liabilities	5,202	6,154
Transfers out, liabilities	(8,979)	(10,486)
Purchases, liabilities	55	169
Sales, liabilities	(209)	(309)
Issuances, liabilities	9,469	14,340
Settlements, liabilities	(8,610)	(10,225)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(498)	277
Gain (loss) on all other activity included in trading revenues, liabilities	(1,097)	(96)
Gain (loss) on transfers in/out included in other revenues, liabilities	(46)	113
Gain (loss) on all other activity included in other revenues, liabilities	1	61
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(51)	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(407)	(64)
Foreign currency translation impact, liabilities	223	474
Balance at end of period, liabilities	9,496	14,443
Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(298)	690
Bank | Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	394	448
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	(18)	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(49)	(18)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(57)	(14)
Foreign currency translation impact, liabilities	(18)	(22)
Balance at end of period, liabilities	252	394
Bank | Customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(120)	(29)
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14	101
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	73
Sales, liabilities	(14)	(164)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	0	4
Balance at end of period, liabilities	0	14
Bank | Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	0	0
Bank | Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,809	4,246
Transfers in, liabilities	1,784	1,007
Transfers out, liabilities	(1,381)	(2,703)
Purchases, liabilities	33	45
Sales, liabilities	(106)	(56)
Issuances, liabilities	844	1,135
Settlements, liabilities	(2,066)	(1,498)
Gain (loss) on transfers in/out included in trading revenues, liabilities	52	340
Gain (loss) on all other activity included in trading revenues, liabilities	(165)	138
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	77	155
Balance at end of period, liabilities	1,881	2,809
Bank | Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	224	653
Bank | Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,542	3,937
Transfers in, liabilities	1,651	838
Transfers out, liabilities	(1,353)	(2,553)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	844	1,135
Settlements, liabilities	(2,066)	(1,498)
Gain (loss) on transfers in/out included in trading revenues, liabilities	51	340
Gain (loss) on all other activity included in trading revenues, liabilities	(98)	201
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	69	142
Balance at end of period, liabilities	1,640	2,542
Bank | Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	216	644
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,787	2,010
Transfers in, liabilities	615	562
Transfers out, liabilities	(1,027)	(1,498)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	476	581
Settlements, liabilities	(520)	(644)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(5)	353
Gain (loss) on all other activity included in trading revenues, liabilities	(273)	352
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	30	71
Balance at end of period, liabilities	1,083	1,787
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(38)	712
Bank | Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	374
Transfers in, liabilities	991
Transfers out, liabilities	(201)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	176
Settlements, liabilities	(1,329)
Gain (loss) on transfers in/out included in trading revenues, liabilities	26
Gain (loss) on all other activity included in trading revenues, liabilities	172
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	33
Balance at end of period, liabilities	242	374
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	152
Bank | Trading liabilities | Derivative instruments | Other derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	298
Transfers in, liabilities	0
Transfers out, liabilities	(5)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	143
Settlements, liabilities	(174)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3
Gain (loss) on all other activity included in trading revenues, liabilities	(79)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	10
Balance at end of period, liabilities	196	298
Bank | Trading liabilities | Derivative instruments | Other derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(5)
Bank | Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,032	701
Transfers in, liabilities	204	359
Transfers out, liabilities	(684)	(550)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	785	1,766
Settlements, liabilities	(815)	(1,363)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(75)	(35)
Gain (loss) on all other activity included in trading revenues, liabilities	(8)	128
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	14	26
Balance at end of period, liabilities	453	1,032
Bank | Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	9	72
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,676	7,286
Transfers in, liabilities	3,116	4,767
Transfers out, liabilities	(6,609)	(6,698)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	7,730	11,323
Settlements, liabilities	(5,575)	(6,863)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(557)	(36)
Gain (loss) on all other activity included in trading revenues, liabilities	(785)	(324)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(51)	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(350)	(49)
Foreign currency translation impact, liabilities	139	270
Balance at end of period, liabilities	6,734	9,676
Bank | Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(422)	(31)
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,464	1,133
Transfers in, liabilities		1,802
Transfers out, liabilities		(1,979)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		2,052
Settlements, liabilities		(1,663)
Gain (loss) on transfers in/out included in trading revenues, liabilities		(26)
Gain (loss) on all other activity included in trading revenues, liabilities		104
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		(1)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		(1)
Foreign currency translation impact, liabilities		43
Balance at end of period, liabilities		1,464
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		(2)
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,318	5,526
Transfers in, liabilities	2,502	2,965
Transfers out, liabilities	(4,930)	(4,314)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	6,589	7,540
Settlements, liabilities	(4,729)	(5,038)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(418)	11
Gain (loss) on all other activity included in trading revenues, liabilities	(737)	(528)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(49)	1
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(344)	(47)
Foreign currency translation impact, liabilities	105	202
Balance at end of period, liabilities	4,307	6,318
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(487)	(312)
Bank | Long-term debt | Long-term debt - of which other debt instruments over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,854	165
Transfers in, liabilities	0	0
Transfers out, liabilities	0	(2)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	166	1,616
Settlements, liabilities	(279)	(36)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(38)	105
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	25	6
Balance at end of period, liabilities	1,728	1,854
Bank | Long-term debt | Long-term debt - of which other debt instruments over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	83	306
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	517	1,250
Transfers in, liabilities	126	21
Transfers out, liabilities	(305)	(538)
Purchases, liabilities	22	51
Sales, liabilities	(89)	(89)
Issuances, liabilities	110	116
Settlements, liabilities	(136)	(493)
Gain (loss) on transfers in/out included in trading revenues, liabilities	82	10
Gain (loss) on all other activity included in trading revenues, liabilities	(90)	(28)
Gain (loss) on transfers in/out included in other revenues, liabilities	(46)	109
Gain (loss) on all other activity included in other revenues, liabilities	1	66
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	11	42
Balance at end of period, liabilities	203	517
Bank | Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	11	26
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,442	14,032
Transfers in, liabilities	5,230	6,154
Transfers out, liabilities	(8,979)	(10,489)
Purchases, liabilities	55	169
Sales, liabilities	(209)	(309)
Issuances, liabilities	9,469	14,340
Settlements, liabilities	(8,610)	(10,217)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(498)	279
Gain (loss) on all other activity included in trading revenues, liabilities	(1,097)	(104)
Gain (loss) on transfers in/out included in other revenues, liabilities	(46)	109
Gain (loss) on all other activity included in other revenues, liabilities	1	66
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(51)	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(407)	(63)
Foreign currency translation impact, liabilities	223	475
Balance at end of period, liabilities	9,523	14,442
Bank | Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (298)	SFr 691